ACCRUED PAYROLL AND RELATED EXPENSES	12 Months Ended
Dec. 31, 2022
Accrued Payroll And Related Expenses
ACCRUED PAYROLL AND RELATED EXPENSES

NOTE 11 – ACCRUED PAYROLL AND RELATED EXPENSES

The Company is delinquent in filing its payroll taxes, primarily related to stock compensation awards in 2016 and 2017, but also including payroll for 2018, 2019, 2020, and 2021. As of December 31, 2022 and 2021, the Company owed payroll tax liabilities, including penalties, of $3,946,411 and $4,001,470, respectively, to federal and state taxing authorities. The actual liability may be higher or lower due to interest or penalties assessed by federal and state taxing authorities.